SEIX HIGH GRADE MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

MUNICIPAL BONDS(1) —96.7%
Alabama—4.4%
Jefferson County, Sales Tax Revenue 5.000%, 9/15/33	$1,000	$1,206
Sales Tax Revenue 5.000%, 9/15/35	1,000	1,199

		2,405

California—17.6%
California Infrastructure & Economic Development Bank Revenue 5.000%, 10/1/48	2,000	2,452
California Municipal Finance Authority, Bowles Hall Foundation Revenue 5.000%, 6/1/50	1,750	1,954
California, State of, General Obligation 5.000%, 9/1/30	1,000	1,070
General Obligation 5.000%, 4/1/23	1,000	1,131
Rancho Water District Financing Authority Revenue 4.000%, 8/1/35	1,500	1,787
San Diego Redevelopment Agency Successor Agency 5.000%, 9/1/28	500	606
5.000%, 9/1/29	405	488

		9,488

Colorado—1.7%
Colorado Health Facilities Authority Revenue 5.000%, 8/1/35	750	917

District of Columbia—2.3%
District of Columbia, General Obligation 5.000%, 6/1/31	1,000	1,229

Florida—2.3%
Collier County, Water-Sewer District Revenue 5.000%, 7/1/33	1,000	1,228

Georgia—6.9%
Atlanta, City of, Water & Wastewater Revenue 5.000%, 11/1/33	1,000	1,182
5.000%, 11/1/35	1,000	1,237
Fulton County Development Authority, Georgia Tech Athletic Association Revenue (Pre-Refunded 4/1/21 @ 100) 5.750%, 10/1/36	1,250	1,333

		3,752

Maryland—5.4%
Washington Suburban Sanitary Commission, General Obligation 5.000%, 6/15/30	2,320	2,907

Minnesota—5.9%
Minnesota, State of, General Obligation 5.000%, 8/1/29	1,000	1,202

	Par Value	Value
Minnesota—continued
General Obligation 5.000%, 8/1/29	$1,505	$ 1,995

		3,197

New Jersey—1.9%
New Jersey Higher Education Student Assistance Authority Revenue 3.250%, 12/1/39	1,000	1,021

New York—4.2%
New York City Transitional Finance Authority Future Tax Secured, Sales Tax Revenue 5.000%, 2/1/28	1,000	1,152
New York State Dormitory Authority, Sales Tax Revenue 5.000%, 3/15/29	1,000	1,124

		2,276

North Carolina—1.8%
North Carolina, State of, Build Revenue 5.000%, 5/1/22	900	985

Ohio—3.4%
Ohio, State of, General Obligation 5.000%, 5/1/36	1,500	1,838

Oregon—6.8%
Oregon, State of, General Obligation 5.000%, 5/1/31	1,920	2,501
Portland, Port of, Airport Revenue 5.000%, 7/1/47	1,000	1,190

		3,691

Tennessee—1.8%
Chattanooga Health Educational & Housing Facility Board Revenue 5.000%, 8/1/34	545	669
5.000%, 8/1/35	250	306

		975

Texas—16.8%
Arlington Higher Education Finance Corp., Life School Revenue (PSF-GTD Insured) 5.000%, 8/15/39	1,000	1,131
Forth Worth, City of, Water & Sewer System Revenue 5.000%, 2/15/30	1,000	1,262
Hurst-Euless-Bedford Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 8/15/31	1,810	2,302
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/32	750	953
Round Rock Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 8/1/26	1,000	1,236
Texas, State of, General Obligation 5.000%, 10/1/20	1,000	1,037

See Notes to Schedule of Investments.

SEIX HIGH GRADE MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

Texas—continued
General Obligation
5.000%, 8/1/27	$1,000	$ 1,160

		9,081

Virginia—4.5%
Virginia Resources Authority Revenue 5.000%, 10/1/29	2,000	2,407

Washington—9.0%
Energy Northwest Revenue
5.000%, 7/1/33	2,000	2,477
5.000%, 7/1/34	2,000	2,361

		4,838
TOTAL MUNICIPAL BONDS (Identified Cost $50,103)		52,235
TOTAL LONG-TERM INVESTMENTS—96.7% (Identified Cost $50,103)		52,235

	Shares	Value
SHORT-TERM INVESTMENT—5.3%
Money Market Mutual Fund—5.3%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.390%)(2)	2,861,404	$ 2,861

TOTAL SHORT-TERM INVESTMENT (Identified Cost $2,861)		2,861
TOTAL INVESTMENTS—102.0%
(Identified Cost $52,964)		$ 55,096
Other assets and liabilities, net—(2.0)%		(1,058)

NET ASSETS—100.0%		$ 54,038

Abbreviation:

PSF-GTD Permanent School Fund Guarantee Program

Footnote Legend:

(1)	At September 30, 2019, 8.5% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at September 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$52,235	$—	$52,235
Money Market Mutual Fund	2,861	2,861	—

Total Investments	$55,096	$2,861	$52,235

There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2019.

There were no transfers into or out of Level 3 related to securities held at September 30, 2019.

See Notes to Schedule of Investments.

SEIX HIGH GRADE MUNICIPAL BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Note 1. Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

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